Subsequent Events (Details) $ / shares in Units, $ in Thousands									3 Months Ended	11 Months Ended
	Mar. 31, 2023 USD ($) Installment	Mar. 03, 2023 USD ($) Installment	Feb. 22, 2023 $ / shares	Feb. 21, 2023 USD ($)	Feb. 14, 2023	Feb. 09, 2023 USD ($)	Feb. 07, 2023 USD ($)	Jan. 10, 2023 USD ($) $ / shares	Apr. 04, 2023 USD ($) shares	Dec. 31, 2022 $ / shares shares	Feb. 28, 2023 USD ($)	Feb. 10, 2023 USD ($)	Jan. 30, 2023 USD ($)	Dec. 21, 2022	Nov. 29, 2022 $ / shares	Jul. 20, 2022 $ / shares
Subsequent Events [Abstract]
Warrants adjusted exercise price (in dollars per share) | $ / shares																$ 0.0001
Dividend payable, date declared										Nov. 29, 2022
Dividend payable date										Jan. 10, 2023
Dividend record date										Dec. 12, 2022
Special Dividend [Member]
Subsequent Events [Abstract]
Dividend payable (in dollars per share) | $ / shares															$ 1
Tranche C [Member]
Subsequent Events [Abstract]
Fixed interest rate														9.00%
Class A Warrants [Member]
Subsequent Events [Abstract]
Warrants adjusted exercise price (in dollars per share) | $ / shares										$ 2.25						$ 3.25
Warrants outstanding (in shares) | shares										7,741,970
Subsequent Event [Member] | Special Dividend [Member]
Subsequent Events [Abstract]
Dividends paid								$ 7,373
Dividend payable, date declared			Feb. 22, 2023
Subsequent Event [Member] | Quarterly Dividend [Member]
Subsequent Events [Abstract]
Dividend payable (in dollars per share) | $ / shares			$ 0.075
Subsequent Event [Member] | Quarterly Dividend for Q4 2022 [Member]
Subsequent Events [Abstract]
Dividend payable (in dollars per share) | $ / shares			$ 0.075
Dividend payable date			Apr. 06, 2023
Dividend record date			Mar. 22, 2023
Subsequent Event [Member] | March 2023 Neptune Sale and Leaseback [Member]
Subsequent Events [Abstract]
Repurchase price of vessel	$ 6,400	$ 6,400
Financing amount	$ 12,250
Sale and leaseback transaction term		5 years
Number of consecutive payment installments | Installment	60	60
Frequency of periodic payment	monthly	monthly
Installment payment	$ 98	$ 98
Subsequent Event [Member] | March 2023 Neptune Sale and Leaseback [Member] | Maximum [Member]
Subsequent Events [Abstract]
Financing amount		$ 12,250
Subsequent Event [Member] | March 2023 Neptune Sale and Leaseback [Member] | SOFR [Member]
Subsequent Events [Abstract]
Margin on variable rate	4.25%	4.25%
Term of variable rate	3 months	3 months
Subsequent Event [Member] | Oasea [Member]
Subsequent Events [Abstract]
Gross purchase price							$ 19,500
Percentage of deposit paid by cash on hand				10.00%
Subsequent Event [Member] | Cretansea [Member]
Subsequent Events [Abstract]
Gross purchase price							$ 19,675
Percentage of deposit paid by cash on hand					10.00%
Subsequent Event [Member] | Chrisea [Member]
Subsequent Events [Abstract]
Term of charter contract				18 months
Daily rate of vessel				$ 7
Down payment of vessel						$ 3,500
Required payment upon commencement of bareboat charter				3,500
Advance payment for bareboat hire				219
Repurchase price of vessel				$ 12,360
Subsequent Event [Member] | Goodship [Member] | Tranche C [Member]
Subsequent Events [Abstract]
Financing amount												$ 7,000	$ 7,000
Subsequent Event [Member] | Goodship [Member] | Tranche E [Member]
Subsequent Events [Abstract]
Fixed interest rate												9.00%
Subsequent Event [Member] | Tradership [Member] | Tranche C [Member]
Subsequent Events [Abstract]
Financing amount											$ 8,200		$ 8,200
Subsequent Event [Member] | Tradership [Member] | Tranche F [Member]
Subsequent Events [Abstract]
Fixed interest rate											9.00%
Subsequent Event [Member] | Class A Warrants [Member]
Subsequent Events [Abstract]
Warrants issued (in shares) | shares									706,000
Proceeds from warrants exercised									$ 1,708
Warrants outstanding (in shares) | shares									7,035,970
Subsequent Event [Member] | Class A Warrants [Member] | Minimum [Member]
Subsequent Events [Abstract]
Warrants adjusted exercise price (in dollars per share) | $ / shares								$ 3.25
Subsequent Event [Member] | Class A Warrants [Member] | Maximum [Member]
Subsequent Events [Abstract]
Warrants adjusted exercise price (in dollars per share) | $ / shares								$ 2.25